PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)		Feb. 28, 2017	Feb. 29, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Line Items]
Prepaid rental		$ 16,550,792	$ 13,916,820
Prepayments to suppliers	[1]	36,763,795	7,954,634
Interest receivable		4,347,655	1,977,686
Staff advances	[2]	2,680,725	1,851,588
Loan to employees	[3]	4,095,974	1,617,703
Deposit with third parties		509,721	709,653
ADR receivable		115,000	115,000
Study cards receivable		1,146,482	36,028
Receivable from rendered online advertising services		6,828,823	1,252,775
Receivable from an available-for-sale investment investee	[4]	81,099,081	0
Others		6,084,775	2,605,520
Prepaid expenses and other current assets		$ 160,222,823	$ 32,037,407

[1]	Prepayments to suppliers are primarily for student recruitment services, advertising fees and server hosting fees. Student recruitment service fees are prepaid by the Group's study abroad business to recruitment agencies. Such prepayments are refundable if performance condition is not met.
[2]	Staff advances are provided to employees primarily for traveling, office expenses and other expenditures which are subsequently expensed as incurred.
[3]	The Group offers housing benefit plan to employees who have been employed by the Group for three years or more and met certain performance criteria. Under this benefit plan, the eligible employees receive interest-free loans for purposes of home purchases. Each loan has a term of four years and must be repaid by equal annual installments.
[4]	A domestic investee of the Group is in the process of terminating its VIE structure, as part of its domestic IPO plan. To facilitate the restructuring, the Group provided $81,099,081 to the investee and expects to receive the amount upon the completion of the investee's restructuring in the next few months.